Schedule I - Condensed Financial Information of Registrant Condensed Statements of Income and Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Income Statements Captions [Line Items]
Revenues	$ 341,700,000	$ 323,700,000	$ 306,400,000
Other income	6,500,000	0	0
Cost of revenues	95,000,000	84,400,000	83,400,000
Selling, general and administrative expense	121,900,000	98,900,000	93,100,000
Depreciation and amortization expense	43,200,000	40,000,000	39,100,000
Intangible asset impairment charge	0	0	8,900,000
Operating income	88,100,000	100,400,000	81,900,000
Interest expense	38,300,000	51,400,000	52,000,000
Loss on extinguishment of debt	(3,000,000)	(3,700,000)	0
Income before income taxes	46,800,000	36,200,000	29,900,000
(Benefit from) provision for income taxes	(35,000,000)	14,000,000	10,300,000
Net income and comprehensive income	81,800,000	22,200,000	19,600,000
Parent Company [Member]
Condensed Income Statements Captions [Line Items]
Equity in net income and comprehensive income of subsidiaries	81,800,000	22,200,000	19,600,000
Net income and comprehensive income	$ 81,800,000	$ 22,200,000	$ 19,600,000